Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income (loss) including noncontrolling interests	$ 1,596	$ 258
Net income	1,596	258
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	1,555	1,535
Deferred income taxes and investment tax credits	305	145
Impairment of assets and other charges	150	392
Losses (gains) on sales of assets and equity method investments	(31)	601
Net (gains) losses on nuclear decommissioning trust funds and other investments	(308)	556
Other adjustments	62	(56)
Changes in:
Accounts receivable	590	(115)
Inventories	(101)	(12)
Deferred fuel and purchased gas costs, net	416	(858)
Prepayments	(35)	(81)
Accounts payable	(694)	69
Accrued interest, payroll and taxes	(200)	(155)
Margin deposit assets and liabilities	311	(291)
Net realized and unrealized changes related to derivative activities	176	(87)
Pension and other postretirement benefits	(239)	(231)
Other operating assets and liabilities	(359)	(309)
Net cash provided by operating activities	3,194	1,361
Investing Activities
Plant construction and other property additions	(4,850)	(3,219)
Acquisition of solar development projects	(12)	(121)
Proceeds from sales of securities	1,138	2,081
Purchases of securities	(1,301)	(1,851)
Proceeds from sale of assets and equity method investments	11	146
Contributions to equity method affiliates	(48)	(31)
Short-term deposit		(2,000)
Other	48	(153)
Net cash used in investing activities	(5,014)	(5,148)
Financing Activities
Issuance (repayment) of short-term debt, net	1,152	765
364-day term loan facility borrowings	2,500
Issuance and remarketing of long-term debt	1,660	2,338
Repayment and repurchase of long-term debt	(2,394)	(221)
Supplemental credit facility borrowings	450	900
Repayment of supplemental credit facility borrowings	(450)	(450)
Issuance of common stock	85	1,701
Common dividend payments	(1,115)	(1,096)
Other	(94)	(151)
Net cash provided by financing activities	1,794	3,786
Increase (decrease) in cash, restricted cash and equivalents	(26)	(1)
Cash, restricted cash and equivalents at beginning of period	341	408
Cash, restricted cash and equivalents at end of period	315	407
Virginia Electric and Power Company
Operating Activities
Net income	685	404
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)	961	937
Deferred income taxes and investment tax credits	107	147
Impairment of assets and other charges	44	400
Net (gains) losses on nuclear decommissioning trust funds and other investments	(45)	75
Other adjustments	(5)	(50)
Changes in:
Accounts receivable	4	(302)
Affiliated receivables and payables	(224)	(27)
Inventories	(88)	22
Deferred fuel and purchased gas costs, net	386	(780)
Prepayments	(1)	4
Accounts payable	(27)	116
Accrued interest, payroll and taxes	27	42
Margin deposit assets and liabilities	278	(311)
Net realized and unrealized changes related to derivative activities	472	84
Other operating assets and liabilities	(121)	(72)
Net cash provided by operating activities	2,453	689
Investing Activities
Plant construction and other property additions	(3,236)	(1,996)
Purchases of nuclear fuel	(100)	(118)
Acquisition of solar development projects	(12)	(38)
Proceeds from sales of securities	719	864
Purchases of securities	(824)	(892)
Other	55	(21)
Net cash used in investing activities	(3,398)	(2,201)
Financing Activities
Issuance (repayment) of short-term debt, net	324	(20)
Issuance (repayment) of affiliated current borrowings, net	306	(587)
Issuance and remarketing of long-term debt	1,660	2,338
Repayment and repurchase of long-term debt	(1,308)	(138)
Other	(42)	(49)
Net cash provided by financing activities	940	1,544
Increase (decrease) in cash, restricted cash and equivalents	(5)	32
Cash, restricted cash and equivalents at beginning of period	24	26
Cash, restricted cash and equivalents at end of period	$ 19	$ 58